INCOME TAXES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%
Accumulated deficit	$ (321,292,516)		$ (265,196,150)
EIT [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%
Extended [Member]
Income Tax Disclosure [Line Items]
Statue of limitations period	5 years	5 years
Special circumstance [Member]
Income Tax Disclosure [Line Items]
Statue of limitations period	10 years	10 years
Underpayment of income tax liability in excess of | ¥		¥ 100,000
China Sunergy (Hong Kong) Co.,Limited ("Sunergy Hong Kong") [Member]
Income Tax Disclosure [Line Items]
Income tax rate	16.50%	16.50%	16.50%	16.50%
China Sunergy Trading (Hong Kong) Co., Limited [Member]
Income Tax Disclosure [Line Items]
Income tax rate	16.50%	16.50%	16.50%	16.50%
China Sunergy (Shanghai) Co., Ltd. ("Sunergy Nanjing") [Member] | EIT [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate	15.00%	15.00%			12.50%
Tax exemption period	2 years	2 years
Enterprise income tax reduction	50.00%	50.00%
Enterprise income tax reduction period	3 years	3 years
China Sunergy (Shanghai) Co., Ltd. ("Sunergy Shanghai") [Member] | EIT [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%
CEEG (Shanghai) Solar Science Technology Co., Ltd. ("SST") [Member] | EIT [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate	15.00%	15.00%
CEEG (Nanjing) Renewable Energy Co., Ltd ("NRE") [Member] | EIT [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%
Hong Kong [Member]
Income Tax Disclosure [Line Items]
Statue of limitations period	6 years	6 years
PRC Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Accumulated capital losses	$ 246,400,000
Change in valuation allowance	61,000,000
Accumulated deficit	$ (327,600,000)